Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Oct. 01, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [Line Items]
Other operating gains, net		$ 261	$ 14	$ 305	$ 12
Financial & risk [member]
Disclosure of transactions between related parties [Line Items]
Percentage of sale of interest	55.00%
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Total receivable from Refinitiv		268		268
Total payable to Refinitiv		$ 151		$ 151
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares				66.00%
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Other operating gains, net				$ 12
Refinitiv [member] | news and editorial [member] | Reuters News [member]
Disclosure of transactions between related parties [Line Items]
Agreement maturity period	30 years
Receipts for news and content	$ 325
Refinitiv [member] | news and editorial [member] | Reuters News [member] | Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Revenue				$ 168